Document and Entity Information	Jan. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2024
Securities Act File Number	001-41456
Entity Registrant Name	ECB BANCORP, INC.
Entity Central Index Key	0001914605
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	88-1502079
Entity Address, Address Line One	419 Broadway
Entity Address, City or Town	Everett
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02149
City Area Code	617
Local Phone Number	387-1110
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ECBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false